IMPAIRMENTS AND IMPAIRMENT REVERSALS - Additional Information (Details) $ in Millions						3 Months Ended		12 Months Ended
	Mar. 29, 2019 USD ($)	Dec. 14, 2018 USD ($)	Oct. 25, 2018 USD ($)	May 24, 2018 USD ($)	Jun. 16, 2014 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / lb $ / oz oz t	Dec. 31, 2017 USD ($) $ / lb $ / oz
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss								$ 302.0	$ 356.5
Impairment loss recognised in profit or loss, goodwill								45.0
Gain on disposal (Note 10)								$ 73.7	$ 0.0
Discount rate applied to cash flow projections								4.50%	4.50%
Average processing rate (tonnes) | t								4,000,000
Capacity, processing rate								60.00%
Production goal (ounces) | oz								150,000,000
Capacity, milling rates								95.00%
Minera Florida Ltda.
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss								$ 151.0	$ 0.0
Impairment loss recognised in profit or loss, goodwill								0.0
Canadian Malartic
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss								$ 45.0	$ 0.0
Proportion of ownership interest in joint operation					50.00%
Goodwill					$ 427.6
Impairment, percentage of goodwill								10.00%
Impairment loss recognised in profit or loss, goodwill								$ 45.0
Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | $ / oz								1,300	1,300
Silver
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | $ / oz								19.00	19.05
Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimated long-term prices | $ / lb								3.00	3.00
Gualcamayo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss						$ 75.0			$ 356.5
Total consideration including working capital adjustments (net of transaction costs)		$ 85.0
Gualcamayo | Disposal groups classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Total consideration including working capital adjustments (net of transaction costs)			$ 82.5
Gain on disposal (Note 10)		$ 2.6
Brio Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss							$ 181.0
Total consideration including working capital adjustments (net of transaction costs)				$ 147.6
Impairment loss, net of tax							$ (175.0)
Brio Gold | Disposal groups classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Total consideration including working capital adjustments (net of transaction costs)				146.1
Gain on disposal (Note 10)				$ 32.0
Canadian Malartic
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint operation	50.00%				50.00%			50.00%	50.00%
Canadian Malartic | Disposal groups classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Total consideration including working capital adjustments (net of transaction costs)	$ 162.5
Gain on disposal (Note 10)								$ 39.0